Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation
24.	Taxation

(a)	Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands

The Company is incorporated as an exempted company with limited liability under the Companies Act of the Cayman Islands and is not subject to tax on income or capital gains. Additionally, the Cayman Islands do not impose a withholding tax on payments of dividends to shareholders. The Cayman Islands are not party to any double tax treaties applicable to any payments made by or to the Company.

(ii)	Hong Kong Profits Tax

Entities incorporated in Hong Kong are subject to Hong Kong Profits Tax at a rate of 16.5% for assessable profits earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

(iii)	PRC Enterprise Income Tax (“EIT”)

The Group’s operations in the PRC are subject to EIT at a statutory tax rate of 25% for assessable profits for the years ended December 31, 2024 and 2025, based on the existing legislation, interpretation and practices in respect thereof.

(iv)	Withholding tax in Mainland China (“WHT”)

Distribution of profits to foreign investors earned by companies in Mainland China since January 1, 2008 is subject to WHT at a rate of 5% or 10%, depending on the country of incorporation of the foreign investors.

The Group did not plan to require its subsidiaries in Mainland China to distribute their retained earnings in the foreseeable future. Accordingly, no deferred tax liabilities in respect of WHT on undistributed earnings were recognized as of December 31, 2024 and 2025.

The income tax expense of the Group during the years ended December 31, 2023, 2024 and 2025 is analyzed as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Current income tax	2,980	(16,307)	—
Deferred income tax	806	(1,650)	—
Income tax expense/(credit)	3,786	(17,957)	—
Attributable to:
Continuing operations	3,308	(19,150)	—
Discontinued operations	478	1,193	—

The income tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rates:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Loss before income tax from continuing operations	(1,290,722)	(927,188)	(425,110)
Loss before income tax from discontinued operations	(12,642)	(5,211)	(24,857)
Loss before income tax including discontinued operations	(1,303,364)	(932,399)	(449,967)

Tax calculated at statutory income tax rate of 25% in Mainland China	(325,841)	(233,100)	(112,492)
Tax effects of:
Differing tax rates in different jurisdictions	65,790	77,346	56,082
Expenses not deductible for income tax purposes	122,634	89,191	7,308
Deductible temporary differences not recognized	23,771	24,449	27,499
Tax losses not recognized	140,493	24,792	24,323
Utilization of deductible temporary differences previously not recognized	(17,657)	—	—
Utilization of tax losses previously not recognized	(1,660)	(635)	(2,720)
Tax exemptions	(456)	—	—
Others	(3,288)	—	—
Income tax expense/(benefit)	3,786	(17,957)	—

(b)	Deferred tax assets

As of December 31, 2025, unrecognized tax losses carried forward amounted to RMB1,163.8 million (2024: RMB1,117.3 million), most of which are expired in one to five years. As of December 31, 2025, unrecognized deductible temporary differences amounted to RMB293.1 million (2024: RMB186.2 million).